LITIGATION AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
LITIGATION AND CONTINGENCIES
NOTE 9. LITIGATION AND CONTINGENCIES

In the ordinary conduct of business, the Company is subject to periodic lawsuits, investigations and litigation claims, which the Company accrues for where appropriate. The Company cannot predict with certainty the ultimate resolution of such lawsuits, investigations and claims asserted against it.  As of June 30, 2011, the Company had the following material contingencies:

Hudson Bay Fund LP et al. and Brio Capita l

Hudson Bay Fund LP and Hudson Bay Overseas Fund Ltd. filed an action against the Company on June 16, 2009 in the Supreme Court of New York relating to the warrants attached to a Subscription Agreement between those entities and the Company. The Hudson Bay entities sought to re-price the warrants, increase the number of shares they can purchase pursuant to the warrants, certain equitable remedies, and unspecified damages. A non-final Summary Judgment Order in favor of Hudson Bay was granted by the Court in March 2011 which would have required the Company, among other things, to issue 9,283,352 shares of common stock. The Company filed a Motion to Renew, Reargue and Reconsider the summary judgment order that was denied.

On May 17, 2011, the Company reached a settlement with Hudson Bay Fund LP and Hudson Bay Master Fund Ltd. f/k/a Hudson Bay Overseas Fund, Ltd. (collectively, “Hudson Bay”) and entered into a Settlement Agreement resolving the previously disclosed lawsuit against the Company, without admitting any liability or wrongdoing on the part of the Company.  The settlement relates to the exercise of certain Class A and Class B Warrants issued by the Company to Hudson Bay dating back to 2006, and resolves all outstanding issues and claims between the parties.  As a result of the Settlement Agreement, Hudson Bay has no further rights of any kind whatsoever with respect to the above referenced Warrants.

Under the terms of the Settlement Agreement, the Company was required to, and has, issued an aggregate of 13,283,352 shares of our common stock (the “Hudson Bay Shares”) to Hudson Bay, which have been issued and pay aggregate attorney fees of approximately $180,000, in twelve equal monthly payments.  Pursuant to the Settlement Agreement, Hudson Bay agreed not to sell publicly on any trading day in excess of the greater of 20% of (i) the daily or intra day trading volume or (ii) the daily average of the prior 40-day trading volume of our common stock.   The Settlement Agreement also contains mutual releases and required the filing of a stipulation of discontinuance by the parties that discontinued Hudson Bay’s Supreme Court action with prejudice.

Brio Capital

Brio Capital, the holder of a similarly worded warrant to those of Hudson Bay, filed an action against us on March 25, 2011 in the Supreme Court of the State of New York for the issuance of approximately 6.2 million shares of common stock upon the exercise of certain warrants. The Company has filed a response to such complaint, which includes additional arguments from those set forth in the Hudson Bay litigation. Brio Capital filed a summary judgment motion that the Company has responded to. The Company considers the plaintiff’s interpretation of the warrant provisions to be incorrect and intends to vigorously defend the action, but the outcome of the action cannot be predicted.

Tsunami Communications v. GlobeTel

On March 3, 2006, Civil Action File No. 06A-02368-5 was filed in Superior Court for Gwinnett County, Georgia by Tsunami Communications and several of its former shareholders. The Company asserted affirmative defenses and a trial was held in November 2009. By Order of the Court entered on September 2, 2010, a judgment was entered against GlobeTel and several other co-defendants for the breach by Sanswire Technologies, Inc. (“ST”) (a then unrelated party) of its asset purchase agreement with the plaintiff Tsunami based on a deemed de facto merger resulting from a subsequent asset purchase agreement between ST and GlobeTel. As damages, the Company was ordered to issue 530,015 shares of common stock to former shareholders of Tsunami and pay $229,180 to a former Tsunami shareholder with respect to two outstanding promissory notes. Subsequent to the Order, the plaintiffs filed both a Motion for Reconsideration asking the Court to reconsider its decision to deny several of the plaintiffs’ claims and to substantially increase the award of damages and a Claim for Attorney’s Fees, both of which have been denied by the Court. The Company has issued the share portion of the judgment, but the Company is in settlement discussions with the plaintiffs relating to the cash judgment in this matter.

Peter Khoury

The Company’s former CEO, Peter Khoury, filed an arbitration proceeding against the Company on October 10, 2010 asserting claims for payment of amounts alleged to be due in connection with his services provided to the Company totaling in the aggregate over $400,000 in cash, 1.8 million shares of common stock, and an additional $250,000 in shares of common stock. The Company has filed a motion to dismiss the arbitration that has yet to be heard. The parties have agreed to mediate prior to arbitration with an agreed upon mediator; however, a mediation date has yet to be determined. The Company intends to respond to the allegations and defend itself vigorously in this matter, but the outcome of the action cannot be predicted.

The DeCarlo Group

A lawsuit was filed by the DeCarlo Group on November 24, 2010 in Miami-Dade County Courthouse for over $400,000 claimed in connection with CFO, accounting and auditing services allegedly rendered to the Company. It is the Company’s position that the Company was overcharged in connection with the services rendered and that the amounts are not due. DeCarlo is currently seeking an attorney to represent him in this matter and a hearing has been scheduled for August 23, 2011. The Company has filed a motion to dismiss on various grounds and intends to otherwise defend itself vigorously in this matter, but the outcome of the action cannot be predicted.

Siegel

A lawsuit was filed by Frances Siegel, the mother of a former officer and director of the Company, on January 20, 2011 in Miami-Dade County Courthouse for $300,000 plus interest claimed in connection with an alleged investment in the Company in 2003. The parties have begun preliminary discovery. The Company has filed a motion to dismiss and intends to defend itself vigorously in this matter, but the outcome of the action cannot be predicted.

GlobeTel Wireless Europe GmbH

A lawsuit was filed by Rechtsanwalt Harry Kressel, Court Appointed Insolvency Administrator of the Assets of GlobeTel Wireless Europe GmbH, on March 8, 2011 in the Circuit Court in Brevard County, FL for $165,000 plus interest claimed in connection with an alleged parent company guaranty. The parties have begun preliminary discovery. The Company is currently reviewing the claim and intends to respond to the allegations and defend itself vigorously in this matter, but the outcome of the action cannot be predicted.

Dohan

The Company has filed a lawsuit on November 3, 2008, in the Florida Circuit Court for the Eleventh Circuit in Miami-Dade County, FL against its former auditors, Dohan Brown Salum + Ferro CPA PA n/k/a Dohan Salum + Company CPA PA and the individual auditors who performed work for the Company. The claim asserts that but for the professional negligence of the audit firm in failing to observe U.S. GAAP and other accounting and auditing standards, the Company would not have incurred substantial fees and professional expenses to restate its financials and defend allegations of wrongdoing asserted by the SEC against it. If negotiations are not fruitful, the Company intends to amend its complaint to add claims and will begin aggressive discovery, but the outcome of the action cannot be predicted.

IRS

During 2010 and 2009, the Company, under its former name Sanswire Corp., incurred and reported to the Internal Revenue Service (“IRS”) payroll tax liabilities (and deposited the appropriate withholding amounts) during the normal course of business at each payroll cycle. The Company has reported its payroll tax liabilities for all the tax periods in 2007 and 2008, however, it failed to deposit the appropriate withholding amounts for those periods. The Company recognized this issue and, accordingly, contacted the IRS to make arrangements to pay any taxes due. One such matter has been resolved with the IRS, and the Company currently estimates the amount involved in the second matter to be approximately $200,000. The Company may be subject to additional penalties and interest from the IRS in connection with these payroll tax matters.  The Company is engaged in discussions with the IRS to settle this matter and has filed an Offer in Compromise with the IRS.

NOTE 14

Litigation and Contingencies

Securities and Exchange Commission

On May 2, 2008, the SEC filed a lawsuit in the United States District Court for the Southern District of Florida against the Company and three former officers of the Company, Timothy J. Huff, Thomas Y. Jimenez and Lawrence E. Lynch. The SEC alleged, among other things, that the Company recorded $119 million in revenue on the basis of fraudulent invoices created by Joseph Monterosso and Luis Vargas, two individuals formerly employed by the Company who were in charge of its wholesale telecommunications business.

The SEC alleged that the Company violated Sections 5(a), 5(c), and 17(a) of the Securities Act of 1933, as amended, Sections 10(b), 13(a), 13(b)(2)(A) and 13(b)(2)(B) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and Rules 10b-5, 12b-20, 13a-1, 13a-11 and 13a-13 under the Exchange Act. The SEC sought as relief a permanent injunction, civil penalties, and disgorgement with prejudgment interest. The Commission subsequently consolidated this action with another pending action involving former officers of the Company. The Commission also moved to amend its complaint against the Company to include additional allegations of wrongdoing beginning in 2002, but such amendment did not add any new defendants. The Company vigorously defended itself in this action and on December 16, 2010 the Company reached a settlement with the SEC resolving this lawsuit, without admitting or denying the allegations in the SEC’s complaint, as is consistent with standard SEC practice.

Under the terms of the settlement, the Company was required to pay a civil penalty of $300,000. The funds to pay the civil penalty had been held in escrow since June 2010. Further, the Company consented to a permanent injunction against future violations of Sections 5(a), 5(c) and 17(a) of the Securities Act and Sections 10(b), 13(a), 13(b)(2)(A) and 13(b)(2)(B) of the Exchange Act and Rules 10b-5, 12b-20, 13a-1, 13a-11 and 13a-13 thereunder. The Company also agreed to perform certain undertakings, including among others, retaining a Chief Financial Officer, establishing and securing board members for an independent audit committee of our Board of Directors, and retaining an audit committee financial expert for the Board, to enhance its disclosure controls, processes and practices. The Company’s failure to fulfill any such undertaking could result in the SEC’s petitioning the Court for an order for it to pay a penalty of $1.3 million plus interest. On December 16, 2010, the U.S. District Court for the Southern District of Florida was advised of the settlement and dismissed all claims against the Company without prejudice. The Company has satisfied all undertakings required in the settlement to be complied with by it as of the date of this Annual Report on Form 10-K.

Hudson Bay Fund LP et al. and Brio Capital

Hudson Bay Fund LP and Hudson Bay Overseas Fund Ltd. filed an action against the Company on June 16, 2009 in the Supreme Court of New York relating to the warrants attached to a Subscription Agreement between those entities and the Company. The Hudson Bay entities are seeking to re-price the warrants, increase the number of shares they can purchase pursuant to the warrants, certain equitable remedies, and unspecified damages. A non-final Summary Judgment Order in favor of Hudson Bay was granted by the Court in March 2011 requiring the Company, among other things, to issue 9,283,352 shares of common stock. The Company intends to appeal this order and continues to consider the plaintiff’s interpretation of the warrant provisions to be incorrect. The Company intends to continue to vigorously defend the action, but the outcome of the action cannot be predicted. Brio Capital, the holder of a similarly worded warrant, filed an action against the Company on February 25, 2011 in the District Court for the Southern District of New York for the issuance of approximately 6.2 million shares of common stock upon the exercise of certain warrants and the Company is actively working out the appropriate response. The Company intends to vigorously defend the action, but the outcome of the action cannot be predicted.

Tsunami Communications v. GlobeTel

On March 3, 2006, Civil Action File No. 06A-02368-5 was filed in Superior Court for Gwinnett County, Georgia by Tsunami Communications and several of its former shareholders. The Company asserted affirmative defenses and a trial was held in November 2009. By Order of the Court entered on September 2, 2010, a judgment was entered against GlobeTel and several other co-defendants for the breach by Sanswire Technologies, Inc. (“ST”) (a then unrelated party) of its asset purchase agreement with the plaintiff Tsunami based on a deemed de facto merger resulting from a subsequent asset purchase agreement between ST and GlobeTel. As damages, the Company was ordered to issue 530,015 shares of common stock to former shareholders of Tsunami and pay $229,180 to a former Tsunami shareholder with respect to two outstanding promissory notes.

Subsequent to the Order, the plaintiffs filed both a Motion for Reconsideration asking the Court to reconsider its decision to deny several of the plaintiffs’ claims and to substantially increase the award of damages and a Claim for Attorney’s Fees, both of which have been denied by the Court.

Peter Khoury

The Company’s former CEO, Peter Khoury, filed an arbitration proceeding against the Company on October 10, 2010 asserting claims for payment of amounts alleged to be due in connection with his services provided to the Company totaling in the aggregate over $400,000 in cash, 1.8 million shares of common stock and an additional $250,000 in shares of common stock. The Company has filed a motion to dismiss the arbitration that has yet to be heard. Mediation is expected. The Company intends to respond to the allegations and defend itself vigorously in this matter, but the outcome of the action cannot be predicted.

The DeCarlo Group

A lawsuit was filed by the DeCarlo Group on November 24, 2010 in Miami-Dade County Courthouse for over $400,000 claimed in connection with CFO and accounting services allegedly rendered to the Company. It is the Company’s position that the Company was overcharged in connection with the services rendered and that the amounts are not due. The Company has filed a motion to dismiss for improper venue and intends to otherwise defend itself vigorously in this matter, but the outcome of the action cannot be predicted.

Siegel

A lawsuit was filed by Frances Siegel, the mother of a former officer and director of the Company, on January 20, 2011 in Miami-Dade County Courthouse for $300,000 plus interest claimed in connection with an alleged investment in the Company back in 2003. The Company has filed a motion to dismiss and intends to defend itself vigorously in this matter, but the outcome of the action cannot be predicted.

GlobeTel Wireless Europe GmbH

A lawsuit was filed by Rechtsanwalt Harry Kressel, Court Appointed Insolvency Administrator of the Assets of GlobeTel Wireless Europe GmbH, on March 8, 2011 in the Circuit Court in Brevard County, FL for $165,000 plus interest claimed in connection with the default of the Company on a parent company guaranty with GlobeTel Wireless Europe. The Company intends to review and respond to the allegations and defend itself vigorously in this matter, but the outcome of the action cannot be predicted.

Dohan

A lawsuit was filed by the Company on November 3, 2008, in the Florida Circuit Court for the Eleventh Circuit in Miami-Dade County, FL against its former auditors, Dohan + Co. and the individual auditors who performed work for the Company.  The claim asserts that but for the professional negligence of the audit firm in failing to observe GAAP and other accounting and auditing standards, the Company would not have incurred substantial fees and professional expenses to restate its financials and defend allegations of wrongdoing asserted by the SEC against it.  The Company intends to vigorously pursue its claim in this matter, but the outcome of the action cannot be predicted.

IRS

During 2010 and 2009, Sanswire incurred and reported to the Internal Revenue Service (“IRS”) payroll tax liabilities (and deposited the appropriate withholding amounts) during the normal course of business at each payroll cycle. During the period 2007 through 2008, the Company reported its payroll tax liabilities on a timely basis, however, it failed to deposit the appropriate withholding amounts. The Company recognized this issue and, accordingly, contacted the IRS to make arrangements to pay any taxes due. One such matter has been resolved with the IRS, and the Company currently estimates the amount involved in the second matter to be approximately $200,000. The Company may be subject to additional penalties and interest from the IRS in connection with these payroll tax matters.